Property, plant and equipment (Details 2) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Right-of-use assets	$ 26,422	$ 30,380
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	40,499	44,829
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(14,077)	(14,449)
Platforms [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	16,422	19,056
Platforms [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	21,226	23,859
Platforms [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(4,804)	(4,803)
Vessels [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	8,042	9,204
Vessels [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	16,556	18,000
Vessels [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(8,514)	(8,796)
Properties [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	1,958	2,120
Properties [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	2,717	2,970
Properties [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	$ (759)	$ (850)